Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 402	$ 500
Prepaid expenses	5,865	2,635
Advances to employees	458	2,091
Value added taxes recoverable	15,109	13,958
Other current assets	21,834	19,184
Value added taxes recovered	$ 0	$ 8,900